Forward Merger - Purchase price (Details) - Legacy Adagio $ / shares in Units, $ in Thousands	Jul. 31, 2024 USD ($) $ / shares shares
Forward Merger
Voting rights acquired	100.00%
Number of the Company's Common Stock issued	6,771,769,000
Number of replacement stock options granted to Legacy Adagio's option holders by the Company	7,587
Total shares and stock options	6,779,356,000
Multiplied by the Company's Common Stock price at the Closing | $ / shares	$ 6.64
Total | $	$ 45,015
Number of PIPE Base Warrants issued in lieu of settling Bridge Financing Notes	3,540,000
Multiplied by estimated value of PIPE Base Warrants at the Closing | $ / shares	$ 2.41
Estimated fair value of PIPE Base Warrants issued in lieu of settling Bridge Financing Notes | $	$ 8,531
Total purchase price | $	$ 53,546